Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 7,451	$ 96
Restricted cash	4,000	0
Inventories, net	7,303	8,115
Prepaid expenses and other current assets	1,215	955
Total current assets	20,726	9,791
Property and equipment, net	183	227
Finance lease right-of-use assets, net	152	177
Operating lease right-of-use assets, net	363	700
Intangible assets, net	509	596
Goodwill	615	615
Total assets	22,548	12,106
Current liabilities:
Accounts payable	2,079	5,293
Current portion of finance lease liability	77	63
Current portion of operating lease liability	386	371
Convertible notes payable, net	0	14,828
Senior secured note	5,448	0
Accrued interest	6	761
Other accrued liabilities	1,857	2,102
Total current liabilities	18,695	35,325
Finance lease liability, net of current portion	30	96
Operating lease liability, net of current portion	34	421
Total liabilities	18,759	35,842
Commitments and contingencies (Note 7)
Temporary equity:
Preferred stock, $0.0001 par value; 30,000,000 shares authorized; 0 and 18,406,857 Series A-1 issued and outstanding as of December 31, 2025 and 2024, respectively; liquidation value $0 and $25,405 as of December 31, 2025 and 2024, respectively	0	20,265
Stockholders’ deficit:
Common stock, $0.0001 par value; 150,000,000 shares authorized; 73,701,176 and 9,286,235 shares issued as of December 31, 2025 and 2024, respectively, of which 73,701,176 and 7,943,585 are outstanding as of December 31, 2025 and 2024, respectively	7	1
Additional paid-in capital	80,397	5,561
Accumulated other comprehensive income	228	278
Accumulated deficit	(76,843)	(49,841)
Stockholders’ equity (deficit)	3,789	(44,001)
Total liabilities, temporary equity and stockholders’ equity (deficit)	22,548	12,106
Embedded Derivative Financial Instruments [Member]
Current liabilities:
Derivative liability	0	6,759
Warrant Liability [Member]
Current liabilities:
Derivative liability	7,842
Nonrelated Party [Member]
Assets
Accounts receivable	623	513
Related Party [Member]
Assets
Accounts receivable	134	112
Current liabilities:
Loans from related parties	$ 1,000	$ 5,148